Related Party (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended
	Jul. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 TRANSITCENTER, INC.	Jul. 31, 2010 Series E [Member]	Jul. 30, 2010 Series E [Member]	Jul. 30, 2010 Series E-1 [Member]
Related Party Transaction [Line Items]
Shares Converted to preferred stock										5,294,000
Conversion price											$ 4.00
Shares purchased for warrant		5,294,514		5,294,514								8,733,617
Purchase price of stock against warrant												2.29
Statement [Line Items]
Technology and development		$ 4,622,000	$ 3,447,000	$ 8,962,000	$ 6,939,000	$ 13,526,000	$ 12,640,000	$ 13,773,000	$ 37,273,000
Related Party (Textual) [Abstract]
Aggregate principal amount of convertible promissory notes issued								20,000,000
Accrued interest rate on convertible promissory note	10.00%
Subsidized trust expenses		29,000	34,000	55,000	58,000	112,000	84,000	64,000
Long-term receivable due		$ 1,000,000		$ 1,000,000